Financial and Capital Risk Management and Fair Value Measurement - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) £ in Thousands	Dec. 31, 2021 GBP (£)
lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 2,838
Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	2,499
Accruals [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	3,826
Up to 1 year [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	781
Up to 1 year [member] | Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	2,499
Up to 1 year [member] | Accruals [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	3,826
1-3 years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	1,222
3-5 years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 835